Share based compensation reserve - Non-Executive Director Restricted Share Awards (Details) $ / shares in Units, € in Millions				3 Months Ended
	Oct. 16, 2025 $ / shares	Jul. 10, 2025 USD ($) $ / shares shares	Jul. 10, 2024 $ / shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2026 EUR (€) shares	Mar. 31, 2025 EUR (€) shares	Dec. 31, 2025 shares	Dec. 31, 2024 shares
Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)						24,135
New awards granted in the period (in shares)	8,378	49,092	36,738
Liabilities from share-based payment transactions (in shares)		12,603
Restricted shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of other equity instruments exercised or vested in share-based payment arrangement (in shares)				49,000	49,000	631,994
New awards granted in the period (in shares)				1,193,028	1,193,028	1,139,591
Number of other equity instruments outstanding (in shares)				3,414,997	3,414,997	3,377,951	3,285,141	3,128,416
Restricted shares | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Other equity instruments granted in share-based payment arrangement, per director | $		$ 36,738		$ 140,000
Expense from share-based payment transactions with employees | €					€ 0.2	€ 0.1
Shares issued, price per share (in dollars per share) | $ / shares	$ 16.71	$ 17.11	$ 16.33